Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Reserve for doubtful accounts	$ 5,081	$ 5,221
Common stock, shares authorized (in shares)	89,452,626	89,452,626
Common stock, shares issued (in shares)	60,035,579	59,635,126
Common stock, shares outstanding (in shares)	59,518,498	59,320,214
Treasury stock (in shares)	517,081	314,912